MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
Schedule of revenues and receivables by major customer
	Year ended December 31,
	2024	2023	2022

Customer A	23%	34%	35%
Customer B	10%	11%	Less than 10%